UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21443

BlackRock Dividend Achievers Trust

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Dividend Achievers Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end:	October 31, 2004

Date of reporting period:	July 31, 2004

Item 1. Schedule of Investments

The Trust's schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
July 31, 2004

BlackRock Dividend Achievers Trust (BDV)

Shares	Description	Value

	COMMON STOCKS—99.4%
	Automotive—0.5%
100,900	Genuine Parts Co.	$ 3,806,957

	Basic Materials—0.4%
225,500	RPM International, Inc.	3,393,775

	Conglomerates—0.8%
186,000	General Electric Co.	6,184,500

	Consumer Products—15.5%
679,000	Altria Group, Inc.	32,320,400
950,000	ConAgra Foods, Inc.	24,700,000
493,900	HJ Heinz Co.	18,219,971
61,200	Kimberly-Clark Corp.	3,921,084
177,200	May Department Stores Co.	4,701,116
1,213,400	Sara Lee Corp.	26,646,264
48,300	Stanley Works, The	2,047,920
164,300	Universal Corp.	7,924,189

		120,480,944

	Energy—16.6%
49,400	Black Hills Corp.	1,364,428
440,000	ChevronTexaco Corp.	42,086,000
614,100	Consolidated Edison, Inc.	25,159,677
267,700	Exxon Mobil Corp.	12,394,510
117,000	National Fuel Gas Co.	2,988,180
141,000	Nicor, Inc.	4,668,510
42,900	Peoples Energy Corp.	1,673,100
33,300	Piedmont Natural Gas Co.	1,373,625
199,700	Pinnacle West Capital Corp.	8,087,850
528,200	Progress Energy	22,258,348
104,100	Vectren Corp.	2,576,475
67,600	WGL Holdings, Inc.	1,854,944
56,900	WPS Resources Corp.	2,611,141

		129,096,788

	Finance & Banking—42.5%
780,600	AmSouth Bancorp	19,148,118
74,100	Associated Banc Corp.	2,231,151
467,600	Bank of America Corp.	39,750,676
634,100	BB&T Corp.	24,558,693
347,900	Charter One Financial, Inc.	15,450,239
310,000	Citigroup, Inc.	13,667,900
64,400	Citizens Banking Corp.	2,022,160
442,400	Comerica, Inc.	25,867,128
52,600	FirstMerit Corp.	1,364,444
109,800	Hibernia Corp.	2,777,940
59,100	Hudson United Bancorp	2,024,175
1,066,200	Keycorp	32,177,916
352,200	Lincoln National Corp.	15,391,140
124,500	Mercantile Bankshares Corp.	5,653,545
958,800	National City Corp.	34,996,200
66,000	People’s Bank	2,079,660
587,175	Regions Financial Corp.	17,433,226
145,800	St. Paul Travelers Cos. Inc.	5,404,806
93,100	Valley National Bancorp	2,316,328
93,900	Washington Federal, Inc.	2,352,195
908,000	Washington Mutual, Inc.	35,230,400
469,700	Wells Fargo & Co.	26,965,477
62,300	Wilmington Trust Corp.	2,174,270

		331,037,787

BlackRock Dividend Achievers Trust (BDV) (continued)

Shares	Description	Value

	Heath Care—5.9%
49,100	Abbott Laboratories	$ 1,932,085
818,100	Merck & Co., Inc.	37,100,835
207,200	Pfizer Inc.	6,622,112

		45,655,032

	Industrial—4.4%
27,900	Emerson Electric Co.	1,693,530
512,000	Pitney Bowes, Inc.	21,606,400
134,400	RR Donnelley & Sons Co.	4,265,856
207,200	ServiceMaster Co.	2,420,096
167,000	Sonoco Products Co.	4,326,970

		34,312,852

	Real Estate—4.2%
49,400	Camden Property Trust	2,223,000
274,000	General Growth Properties, Inc.	8,241,920
184,400	Health Care Property Investors, Inc.	4,602,624
134,000	Kimco Realty Corp.	6,445,400
76,200	Rouse Co., The	3,718,560
243,200	United Dominion Realty Trust, Inc.	4,715,648
93,450	Weingarten Realty Investors	2,878,260

		32,825,412

	Telecommunications—8.6%
539,000	Alltel Corp.	28,028,000
1,538,000	SBC Communications, Inc.	38,972,920

		67,000,920

	Total Common Stocks (cost $761,152,838)	773,794,967

	Money Market Fund—0.3%
2,781,861	Fidelity Institutional Money Market Prime Portfolio (cost $2,781,861)	2,781,861

	Total Investments—99.7% (cost $763,934,699)	776,576,828
	Assets in excess of liabilities—0.3%	2,248,880

	Net Assets—100.0%	$778,825,708

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock Dividend Achievers Trust

By:	/s/ Henry Gabbay

Name:	Henry Gabbay
Title:	Treasurer
Date:	September 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito

Name:	Robert S. Kapito
Title:	Principal Executive Officer
Date:	September 28, 2004

By:	/s/ Henry Gabbay

Name:	Henry Gabbay
Title:	Principal Financial Officer
Date:	September 28, 2004